Redeemable Noncontrolling Interest (Details) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) vote shares		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Apr. 01, 2021 installment	Apr. 01, 2018 installment	Apr. 01, 2015 USD ($) installment	Dec. 31, 2014 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Number of Installments Related to Stockholders Agreement | installment									2
Number of stockholder votes to approve actions | vote		2
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 464.9	$ 503.7	[1]	$ 483.7	[1]	$ 464.9				$ 0.0
Fair value at date of acquisition		0.0		0.0					$ 411.5
Net income attributable to NCI	32.9	5.9		26.2		32.9
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(1.1)	2.3		(3.2)		$ (1.1)
Stock Issued During Period, Value, Stock Options Exercised Attributable to Redeemable Noncontrolling Interest	0.0	3.4		0.0
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(12.6)	0.0		0.0
Adjustment to carrying amount of redeemable noncontrolling interest	$ 34.2	$ 8.4		$ (4.2)
Forecast
Redeemable Noncontrolling Interest [Line Items]
Number of Installments Related to Stockholders Agreement | installment							1	1
ARX Holding Corp.
Redeemable Noncontrolling Interest [Line Items]
Equity interest percentage	69.20%	69.00%		69.20%		69.20%			5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares		22,550
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 32.5
ARX Holding Corp. | Forecast
Redeemable Noncontrolling Interest [Line Items]
Equity interest percentage							100.00%	80.00%
Lower Limit
Redeemable Noncontrolling Interest [Line Items]
Multiple for determining purchase price of shares		1.0
Upper Limit
Redeemable Noncontrolling Interest [Line Items]
Multiple for determining purchase price of shares		2.0

[1]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.